Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Estimated Amortization Expense	Estimated amortization expense related to the Company’s core deposit intangibles for each of the next five years is as follows:

(Dollars in thousands)
2015	$51
2016	41
2017	33
2018	26
2019	21